T. ROWE PRICE New Era Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 93.9%
AGRICULTURE 5.5%
Agricultural Products 1.5%
Darling Ingredients (1) 616,918 40,809
40,809
Fertilizers & Agricultural Chemicals 3.3%
CF Industries Holdings  367,147 35,338
Nutrien  642,100 53,538
88,876
Packaged Foods & Meats 0.7%
Bakkafrost (NOK)  476,390 18,960
18,960
Total Agriculture 148,645
CHEMICALS 11.8%
Diversified Chemicals 1.4%
FMC  366,300 38,718
38,718
Industrial Gases 4.4%
Air Liquide (EUR)  119,717 13,684
Air Products & Chemicals  151,113 35,168
Linde  261,909 70,608
119,460
Specialty Chemicals 6.0%
Akzo Nobel (EUR)  320,939 18,187
Albemarle  59,279 15,676
Element Solutions  810,649 13,189
Koninklijke DSM (EUR)  40,449 4,603
RPM International  441,014 36,741
Sherwin-Williams  273,288 55,956
Shin-Etsu Chemical (JPY)  75,400 7,461
Sika (CHF)  49,774 10,004
161,817
Total Chemicals 319,995
COMMODITY INDUSTRIALS 11.9%
Construction & Engineering 0.7%
Quanta Services  149,765 19,079
19,079
Construction & Farm Machinery & Heavy Trucks 2.9%
AGCO  111,600 10,732
Caterpillar  112,504 18,460
T. ROWE PRICE New Era Fund

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Cummins  142,900 29,082
Deere  64,659 21,589
79,863
Construction Materials 1.3%
Martin Marietta Materials  50,014 16,109
Vulcan Materials  119,132 18,788
34,897
Electrical Components & Equipment 2.2%
Hubbell  130,960 29,204
Legrand (EUR)  171,291 11,076
Schneider Electric (EUR)  175,849 19,862
60,142
Industrial Machinery 2.3%
Alfa Laval (SEK)  568,757 14,103
Epiroc, Class B (SEK)  1,474,600 18,594
Sandvik (SEK)  1,003,591 13,681
Weir Group (GBP)  1,019,281 15,780
62,158
Metal & Glass Containers 1.4%
Ball  514,448 24,858
Verallia (EUR)  626,580 14,087
38,945
Railroads 1.1%
Norfolk Southern  71,912 15,076
Union Pacific  83,757 16,318
31,394
Total Commodity Industrials 326,478
ENERGY SERVICES & PROCESSORS 9.2%
Oil & Gas Equipment & Services 4.5%
Baker Hughes  631,539 13,237
Cactus, Class A  491,098 18,873
ChampionX  735,853 14,400
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $10,109 (1)(2)(3)(4) 10,108,939 7,177
Halliburton  582,002 14,329
Liberty Energy, Class A (1) 851,323 10,795
TechnipFMC (1) 2,142,568 18,126
Tenaris, ADR  608,200 15,716
TGS (NOK)  784,521 9,589
122,242
Oil & Gas Storage & Transportation 3.7%
Equitrans Midstream  2,311,405 17,289

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
TC Energy  830,143 33,447
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $489 (1)(2)(4) 162 2,397
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $11,184 (1)(2)(4) 3,124 46,220
99,353
Semiconductor Equipment 1.0%
Entegris  102,163 8,481
Shoals Technologies Group, Class A (1) 817,674 17,621
26,102
Total Energy Services & Processors 247,697
EXPLORATION & PRODUCTION 17.3%
OUS Oil & Gas Exploration & Production 1.8%
Aker BP (NOK)  893,307 25,642
Canadian Natural Resources (CAD)  480,606 22,372
48,014
U.S. Oil Exploration & Production 15.5%
ConocoPhillips  1,457,141 149,124
Devon Energy  1,270,369 76,387
EOG Resources  853,903 95,407
Magnolia Oil & Gas, Class A  1,179,123 23,358
Pioneer Natural Resources  349,660 75,712
419,988
Total Exploration & Production 468,002
INTEGRATEDS 16.1%
Integrated Oil & Gas 16.1%
Chevron  591,554 84,989
Equinor (NOK)  2,601,730 85,802
Galp Energia (EUR)  3,500,050 33,675
Hess  622,930 67,893
Shell (GBP)  1,779,554 44,147
TotalEnergies (EUR)  2,536,771 119,011
Total Integrateds 435,517
METALS & MINING 11.5%
Diversified Metals & Mining 9.8%
BHP Group (AUD)  2,314,359 57,531
Boliden (SEK)  1,500,038 46,345
ERO Copper (CAD) (1) 882,719 9,758
Grupo Mexico, Series B (MXN)  5,328,814 17,998
IGO (AUD)  3,840,106 33,780
Norsk Hydro (NOK)  2,812,815 15,093
OZ Minerals (AUD)  1,015,043 16,792

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Reliance Steel & Aluminum  94,174 16,425
South32 (AUD)  9,701,937 23,031
Southern Copper  621,393 27,863
264,616
Precious Metals & Minerals 1.7%
Franco-Nevada (CAD)  119,900 14,322
Northern Star Resources (AUD)  2,429,339 12,165
Perseus Mining (AUD)  6,762,009 6,578
Wesdome Gold Mines (CAD) (1) 2,022,047 13,672
46,737
Total Metals & Mining 311,353
OTHER 6.3%
Building Products 0.3%
ROCKWOOL, Class B (DKK)  53,664 8,465
8,465
Paper & Forest Products 5.5%
Avery Dennison  109,425 17,804
International Paper  591,744 18,758
Mayr Melnhof Karton (EUR)  7,867 1,013
Mondi (GBP)  630,029 9,679
Packaging Corp. of America  322,106 36,169
Svenska Cellulosa, Class B (SEK)  1,220,528 15,487
UPM-Kymmene (EUR)  852,767 27,062
West Fraser Timber (CAD) (5) 107,045 7,744
Westrock  301,742 9,321
Weyerhaeuser, REIT  197,454 5,639
148,676
Specialized Reits 0.5%
Rayonier, REIT  484,704 14,527
14,527
Total Other 171,668
UTILITIES 4.3%
Electric Utilities 2.2%
Iberdrola (EUR)  749,016 6,984
NextEra Energy  224,871 17,632
Southern  327,268 22,254
Xcel Energy  181,887 11,641
58,511
Multi-Utilities 2.1%
Ameren  162,536 13,092
CMS Energy  164,771 9,596
Dominion Energy  148,974 10,296

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Sempra Energy  160,400 24,050
57,034
Total Utilities 115,545
Total Common Stocks (Cost $2,000,261) 2,544,900
CONVERTIBLE PREFERRED STOCKS 4.4%
AGRICULTURE 1.4%
Fertilizers & Agricultural Chemicals 1.4%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $11,372 (1)(2)(4) 615,892 38,282
Total Agriculture 38,282
COMMODITY INDUSTRIALS 0.2%
Electrical Components & Equipment 0.2%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $1,771 (1)(2)(4) 1,796,201 2,156
Tonian Holdings, Series A, Voting Units, Acquisition Date: 1/15/21,
Cost $2,490 (1)(2)(4) 2,526,018 3,031
Total Commodity Industrials 5,187
METALS & MINING 1.4%
Diversified Metals & Mining 1.4%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $4,843 (1)(2)(4) 83,662 11,118
Jetti Holdings, Series D, Acquisition Date: 9/20/22,
Cost $11,506 (1)(2)(4) 86,580 11,506
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $7,697 (1)(2)(4) 280,805 7,697
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $7,898 (1)
(2)(4) 601,655 8,213
Total Metals & Mining 38,534
UTILITIES 1.4%
Electric Utilities 1.4%
NextEra Energy, 5.279%, 3/1/23  746,709 37,358
Total Utilities 37,358
Total Convertible Preferred Stocks (Cost $77,876) 119,361
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 3.07% (6)(7) 36,759,986 36,760
Total Short-Term Investments (Cost $36,760) 36,760

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 3.07% (6)(7) 4,180,740 4,181
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 4,181
Total Securities Lending Collateral (Cost $4,181) 4,181
Total Investments in Securities 99.9%
(Cost $2,119,078) $ 2,705,202
Other Assets Less Liabilities 0.1% 3,117
Net Assets 100.0% $ 2,708,319
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$137,797 and represents 5.1% of net assets.
(5) All or a portion of this security is on loan at September 30, 2022.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK Swedish Krona

T. ROWE PRICE New Era Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Tonian Holdings, Series A, Non-Voting Units  $ — $ 360 $ —
Tonian Holdings, Series A, Voting Units  — 505 —
T. Rowe Price Government Reserve Fund, 3.07% — — 151++
Totals $ —# $ 865 $ 151+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
Tonian Holdings, Series A, Non-
Voting Units  $ 1,796 $ — $ — $ *
Tonian Holdings, Series A,
Voting Units  2,526 — — *
T. Rowe Price Government
Reserve Fund, 3.07% 25,051  ¤  ¤ 40,941
Total $ 40,941^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $151 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $40,941.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE New Era Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Era Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE New Era Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE New Era Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,625,287 $ 863,819 $ 55,794 $ 2,544,900
Convertible Preferred Stocks — 37,358 82,003 119,361
Short-Term Investments 36,760 — — 36,760
Securities Lending Collateral 4,181 — — 4,181
Total $ 1,666,228 $ 901,177 $ 137,797 $ 2,705,202

T. ROWE PRICE New Era Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at September 30, 2022, totaled $33,587,000 for the period ended
September 30, 2022.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
9/30/22
Investment in Securities
Common Stocks $ 29,661 $ 26,133 $ — $ 55,794
Convertible Preferred Stocks 55,346 7,454 19,203 82,003
Total $ 85,007 $ 33,587 $ 19,203 $ 137,797

T. ROWE PRICE New Era Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stock $ 55,794 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
1.7x 1.7x Increase
Enterprise
value to
EBITDA
multiple
10.1x
- 11.6x
10.3x Increase
Projected
enterprise
value to
EBITDA
multiple
14.0x 14.0x Increase
Discount rate
for cost of
capital
13% 13% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 82,003 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Projected
enterprise
value to
EBITDA
multiple
10.5x 10.5x Increase
Discount rate
for cost of
capital
20% 20% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE New Era Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F41-054Q3 09/22